Other Finance Expenses - Components interest expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other Finance Expenses
Interest expense	$ 17,349	$ 7,449	$ 34,121	$ 13,574
Amortization of debt issuance cost and fair value of debt assumed	758	852	1,355	1,452
Total interest expense	$ 18,107	$ 8,301	$ 35,476	$ 15,026